Warrant liability	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Warrant liability
20. Warrant liability

	Year ended December 31,
	2020	2019
	£’000s	£’000s
January 1	131	1,006
Issued during the year	4,080	131
Settled during the year	(127)	—
Fair value changes during the year	46,691	(1,006)

At December 31	50,775	131

The change in fair value of the warrant liability disclosed above represents an unrealized loss.
Warrants – private placement
As a part of the private placement transaction on June 3, 2020, the participating investors received conditional Warrants entitling them to subscribe for an aggregate of 161,048,366 ordinary shares. The Warrants were conditional on the Resolutions being passed at the general meeting on June 30, 2020. On the passing of the Resolutions, the Warrants entitled the investors to subscribe for ordinary shares at an exercise price of £0.348 per Warrant and are exercisable until June 2023. The Warrants are classified as liabilities as the Group does not have an unconditional right to avoid redeeming the instruments for cash. The fair value of the warrant liability was £4.1 million on initial recognition and was £49.9 million as of December 31, 2020. The change in the fair value of £46.0 million was recognized as an expense in the consolidated statement of comprehensive loss.
As of December 31, 2020, 690,205 Warrants (equivalent to 138,041 ADSs) were exercised. This transaction was completed by way of a cashless exercise resulting in 47,835 ADSs being issued at the aggregate nominal value of the ordinary shares underlying the ADSs issued, in place of the exercise price of £
0.348
 per ordinary share.
Warrants – bank loan
Pursuant to the terms of its loan facility, the Company issued warrants to the Lenders constituted by Warrant Instruments dated August 21, 2017 and October 1, 2018 (the “Warrant Instruments”). The terms of the Warrant Instruments allow for a cashless exercise and provide for ‘adjustment’ of the warrants in the event that the Company takes certain corporate actions, including issuing further equity securities or effecting a consolidation/subdivision of its shares, among others.
There have been several adjustments to the Warrants Instruments to date to address issuances of shares by the Company, and in each case the prior adjustment has taken the form of an issue of additional warrants to the Lenders. At December 31, 2018, as part of the bank loan facility, the Company had issued 922,464 warrants to its lenders giving them the right to subscribe for ordinary shares at a range of exercise prices between £2.31 and £3.30. In 2019, the Company issued a further 321,444 warrants giving the counterparties the right to subscribe for ordinary shares at an exercise price of £2.95. In December 2020, the Company issued a further 1,243,908 warrants giving the Lenders the right to subscribe for ordinary shares at an exercise price of $0.4144.
At December 31, 2020 the fair value of the warrants was £0.8 million (2019: £0.1 million). There were no warrants exercised as at December 31, 2020.
Total outstanding warrants
At December 31, 2020, a total of 162,845,977 warrants are outstanding. The warrants outstanding are equivalent to 48% of the ordinary share capital of the Company.

The weighted average inputs to the Black-Scholes models used for the fair value of warrants granted during the year ended December 31 are as follows:

	Year ended December 31,
	2020	2019
Expected volatility (%)	84-85	67
Risk-free interest rate (%)	0.25-(0.05)	1.26
Expected life of warrants (years)	3	10.0
Market price of ADS ($)/ordinary shares (£)	$3.58	£0.83
Model used	Black-Scholes	Black-Scholes
The contractual life of the options was used in calculating the expense for the year as there is no historical data in relation to the expected life of the warrants. Following cancellation of admission of the Company’s ordinary shares to trading on the AIM market of London Stock Exchange plc in December 2020, the market price of ADSs that are publicly traded on the Nasdaq Global Market was used to calculate the fair value of the warrants at December 31, 2020.
Volatility was estimated by reference to the
six-month
historical volatility of the historical share price of the Company.
The fair value of Warrants issued as part of the private placement transaction on June 3, 2020 were measured using a
Black-Scholes
model and the inputs disclosed on such date in Note 18.